ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended	6 Months Ended
	Dec. 13, 2009	Jul. 01, 2007	Jul. 31, 2021	Jun. 30, 2021	Jul. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 09, 2021	Dec. 31, 2020
Product Information [Line Items]
Purchase price of assets		$ 1,800,000
Net income loss							$ 14,400,000	$ 7,900,000
Cash flow from operating activities							16,328,103	1,176,940
Working capital deficiency				$ 2,700,000			2,700,000			$ 17,400,000
Accumulated deficit				$ 206,310,884			206,310,884			$ 192,212,544
Sale of stock, shares issued			1,200,000			3,140,740
Proceeds net of issuance cost and debt discount					$ 4,730,000	$ 13,100,000
Gross Profit							2,138,241	$ 1,467,005
Cryptocurrency Minings [Member]
Product Information [Line Items]
Revenue							815,000
Gross Profit							$ 153,000
Revenue from Rights Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Taoping New Media Co Ltd [Member]
Product Information [Line Items]
Revenue percentage							71.20%
iASPEC Technology Group Co., Ltd. [Member]
Product Information [Line Items]
Net profit received, percentage	95.00%
Mr. Jianghuai Lin [Member]
Product Information [Line Items]
Shares outstanding, percentage									24.60%
Taoping New Media Co Ltd [Member]
Product Information [Line Items]
Equity interest acquired, percentage									100.00%
Business combination step acquisition shares percentage				100.00%			100.00%
Revenue				$ 80,000.00
Taoping New Media Co Ltd [Member] | Mr. Jianghuai Lin [Member]
Product Information [Line Items]
Equity interest acquired, percentage									51.00%